Organization and Summary of Significant Accounting Policies (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Jul. 01, 2018	Jul. 02, 2017	Jul. 03, 2016
Activity related to the repair and maintenance supply parts reserve
Balance, Beginning of Year	$ 900	$ 700	$ 620
Provision Charged to Expense	201	438	366
Amounts Written Off	201	238	286
Balance, End of Year	$ 900	$ 900	$ 700